PGIM Rock ETF Trust
PGIM US Large-Cap Buffer 12 ETF - September
PGIM US Large-Cap Buffer 20 ETF - September
(each a “Fund” and collectively the “Funds”)
Supplement dated August 30, 2024
to the Funds’ Currently Effective Summary Prospectus and Prospectus
As described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on September 1, 2024 and end on August 31, 2025.
An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.
Fund Name	Ticker	Cap	Investment Objective
PGIM US Large-Cap Buffer 12 ETF - September	SEPP	Gross: 13.40% Net: 12.90%*
The Fund’s investment objective is to provide
investors with returns that match the price return
of the SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 12% (before fees
and expenses) of the SPDR® S&P 500® ETF
Trust’s losses over the one year Target Outcome
Period. In seeking to achieve this investment
objective, the Fund’s upside cap over the period
September 1, 2024 through August 31, 2025 is
13.40%

PGIM US Large-Cap Buffer 20 ETF - September	PBSE	Gross: 10.71% Net: 10.21%*
The Fund’s investment objective is to provide
investors with returns that match the price return
of the SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 20% (before fees
and expenses) of the SPDR® S&P 500® ETF
Trust’s losses over the one year Target Outcome
Period. In seeking to achieve this investment
objective, the Fund’s upside cap over the period
September 1, 2024 through August 31, 2025 is
10.71%

* Takes into account the Fund’s unitary management fee.
In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:
■
The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.
■
All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
LR5009SEP